Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	245,654,345.95	16,551
Yield Supplement Overcollateralization Amount 04/30/17	5,682,905.13	0
Receivables Balance 04/30/17	251,337,251.08	16,551
Principal Payments	11,878,839.79	433
Defaulted Receivables	624,285.95	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	5,277,298.18	0
Pool Balance at 05/31/17	233,556,827.16	16,075

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	31.71%

Prepayment ABS Speed	1.45%

Overcollateralization Target Amount	10,510,057.22
Actual Overcollateralization	10,510,057.22

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	40.31

Delinquent Receivables:
Past Due 31-60 days	4,190,297.25	248
Past Due 61-90 days	1,301,837.49	69
Past Due 91-120 days	270,205.60	19
Past Due 121+ days	0.00	0
Total	5,762,340.34	336

Total 31+ Delinquent as % Ending Pool Balance	2.47%

Recoveries	377,115.07

Aggregate Net Losses/(Gains) - May 2017	247,170.88

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.18%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	1.23%
Third Prior Net Losses Ratio	1.15%
Four Month Average	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	13,092,100.16
Advances	(483.92)
Investment Earnings on Cash Accounts	6,924.25
Servicing Fee	(209,447.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,889,092.78

Distributions of Available Funds
(1) Class A Interest	274,272.14
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	1,043,073.22
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,510,057.22
(7) Distribution to Certificateholders	1,036,513.20
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,889,092.78

Servicing Fee	209,447.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 05/15/17	234,599,900.38
Principal Paid	11,553,130.44
Note Balance @ 06/15/17	223,046,769.94

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2a
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2b
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-3
Note Balance @ 05/15/17	135,379,900.38
Principal Paid	11,553,130.44
Note Balance @ 06/15/17	123,826,769.94
Note Factor @ 06/15/17	60.6993970%

Class A-4
Note Balance @ 05/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	84,410,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	14,810,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	299,449.14
Total Principal Paid	11,553,130.44
Total Paid	11,852,579.58

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.98911%
Coupon	1.26911%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	151,174.22
Principal Paid	11,553,130.44
Total Paid to A-3 Holders	11,704,304.66

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4240168
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3591097
Total Distribution Amount	16.7831265

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7410501
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.6329924
Total A-3 Distribution Amount	57.3740425

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	90.28
Noteholders' Principal Distributable Amount	909.72

Account Balances	$ Amount

Advances
Balance as of 04/30/17	52,265.68
Balance as of 05/31/17	51,781.76
Change	(483.92)

Reserve Account
Balance as of 05/15/17	1,806,189.65
Investment Earnings	981.94
Investment Earnings Paid	(981.94)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65